Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade accounts receivables
Total trade accounts receivables	$ 5,380	$ 2,463
Total contract assets	(0)	(0)
Contract liabilities - current	353	105
Contract liabilities - noncurrent	3	8
Total contract liabilities	356	113
Deferred revenue
Total deferred revenue	241	197
Revenue from continuing operations recognized in the period from amounts included in the deferred revenue at the beginning of the year	179	209
IoT
Trade accounts receivables
Total trade accounts receivables	5,103	2,269
Deferred revenue
Total deferred revenue
mPKI
Trade accounts receivables
Total trade accounts receivables	277	194
Deferred revenue
Total deferred revenue	$ 241	$ 197